THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
   DECEMBER 31, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
                     WHICH CONFIDENTIAL TREATMENT EXPIRED ON
                               DECEMBER 31, 2000.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 1999

Check here if Amendment:           |X|; Amendment Number:  1
                                                          ---

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York                10/8/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-                                 Wayne Cooperman
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $9,488
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-                                         Wayne Cooperman
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE
                                                          Cobalt Capital
                                                           As of 12/31/99

                                                                                                                      Item 8:
                                                                                    Item 6:                       Voting Authority
           Item 1:              Item 2:   Item 3:     Item 4:     Item 5:      Investment Discretion   Item 7:       (Shares)
       Name of Issuer           Title     CUSIP      Fair Market  Shares or   (a) (b) Shared - (c)    Managers   (a)   (b)    (c)
                               of Class   Number      Value      Principal   Sole As Defined  Shared-   See      Sole  Shared  None
                                                                  Amount         in Instr. V  Other    Instr. V

The Newhall Land & Farming
Company                         Common  651426-10-8  9,488       351,400       X                      1          X








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